Financial Assets and Liabilities - Fair value of derivative instruments (Details) - Currency risk - Foreign exchange forward contracts - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Derivative assets - hedging
Total derivative assets	$ 636	$ 63
Derivative liabilities - hedging
Total derivative liabilities	3,953	5,417
Current derivative
Derivative assets - hedging
Derivatives designated as hedging instruments	247	39
Derivatives not designated as hedging instruments	312	21
Derivative liabilities - hedging
Derivatives designated as hedging instruments	3,854	5,006
Derivatives not designated as hedging instruments	25	207
Non-current derivative
Derivative assets - hedging
Derivatives designated as hedging instruments	77	3
Derivative liabilities - hedging
Derivatives designated as hedging instruments	$ 74	$ 204